Intangible Assets_The Changes In Emissions Rights(Details)	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares	Dec. 31, 2016 KRW (₩) ₩ / shares
Reconciliation Of Changes In Quantity Of Emissions Rights Abstract [Abstract]
Beginning | ₩ / shares	204,203	338,076
Changes In Quantity Of Emissions Rights Abstract [Abstract]
Additional Allocation	17,624	0
Borrowing | ₩ / shares	0	0
Surrendered to government	(117,484)	(121,261)
Cancel	(1,081)	(12,612)
Ending | ₩ / shares	103,262	204,203
Carrying amount
Beginning	₩ 0	₩ 0
Changes In Emissions Rights Abstract [Abstract]
Additional Allocation	0
Borrowing	0	0
Surrendered to government	0	0
Cancel	0	0
Ending	₩ 0	₩ 0
Applicable under 2015
Reconciliation Of Changes In Quantity Of Emissions Rights Abstract [Abstract]
Beginning | ₩ / shares	0	116,799
Changes In Quantity Of Emissions Rights Abstract [Abstract]
Additional Allocation | ₩ / shares		0
Borrowing		8,518
Surrendered to government		(121,261)
Cancel		(4,056)
Ending | ₩ / shares		0
Carrying amount
Beginning	₩ 0	₩ 0
Changes In Emissions Rights Abstract [Abstract]
Borrowing		0
Surrendered to government		0
Cancel		0
Ending		₩ 0
Applicable under 2016
Reconciliation Of Changes In Quantity Of Emissions Rights Abstract [Abstract]
Beginning | ₩ / shares	99,283	112,137
Changes In Quantity Of Emissions Rights Abstract [Abstract]
Additional Allocation	578	0
Borrowing	18,306	(8,518)
Surrendered to government	(117,484)	0
Cancel	(683)	(4,336)
Ending | ₩ / shares		99,283
Carrying amount
Beginning	₩ 0	₩ 0
Changes In Emissions Rights Abstract [Abstract]
Additional Allocation	0
Borrowing	0	0
Surrendered to government	0	0
Cancel	0	0
Ending	₩ 0	₩ 0
Applicable under 2017
Reconciliation Of Changes In Quantity Of Emissions Rights Abstract [Abstract]
Beginning | ₩ / shares	104,920	109,140
Changes In Quantity Of Emissions Rights Abstract [Abstract]
Additional Allocation	17,046	0
Borrowing	(18,306)	0
Surrendered to government | ₩ / shares	0	0
Cancel	(398)	(4,220)
Ending | ₩ / shares	103,262	104,920
Carrying amount
Beginning	₩ 0	₩ 0
Changes In Emissions Rights Abstract [Abstract]
Additional Allocation	0
Borrowing	0	0
Surrendered to government	0	0
Cancel	0	0
Ending	₩ 0	₩ 0